Share Capital and Dividends - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised (in CAD per option)	$ 3.40	$ 3.10
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	3,525,181	3,172,289
Granted (in shares) | shares	1,073,302	755,000
Forfeited (in shares) | shares	(192,167)	(130,163)
Expired (in shares) | shares	(166,852)	(115,813)
Exercised (in shares) | shares	(155,382)	(156,132)
Ending balance (in shares) | shares	4,084,082	3,525,181
Exercisable at year end (in shares) | shares	1,527,805	1,580,444
Beginning balance (in CAD per option)	$ 3.37	$ 3.72
Granted (in CAD per option)	3.23	2.26
Forfeited (in CAD per option)	3.57	4.93
Expired (in CAD per option)	6.13	5.93
Weighted average exercise price of share options exercised (in CAD per option)	1.92	1.92
Ending balance (in CAD per option)	3.23	3.37
Exercisable at year end (in CAD per option)	$ 3.31	$ 3.44